[LOGO]  COLONIAL MUTUAL FUNDS
        One Financial Center
        Boston, Massachusetts 02111-2621



March 3, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Trust III (Trust)
        Colonial International Horizons Fund
        Colonial Select Value Fund (the "Funds")
        File Nos. 811-6529 & 33-45117

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that each of the Fund's Classes A, B and C share Prospectus, Class Z share Prospectus and Statement of
Additional Information, each dated March 1, 1999, do not differ from that contained in Post-Effective Amendment No. 109 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 1, 1999.

Very truly yours,
COLONIAL TRUST III on behalf of
COLONIAL INTERNATIONAL HORIZONS FUND
COLONIAL SELECT VALUE FUND




Tracy S. DiRienzo
Assistant Secretary


cc:       M. Muller(4)
          E. Edson
          G. Rao
          N. Ghajar
          J. Haynie
          M. Rega
          M.C. Telamn
          D. Young (2)